Exploration and evaluation assets	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Exploration and evaluation assets

7.	Exploration and evaluation assets

Tuligtic	December 31, 2025	December 31, 2024
Exploration and evaluation assets	$	$
Acquisition costs:
Opening balance	1	1
Closing balance	1	1
Deferred exploration costs:
Opening balance	-	-
Costs incurred during the year
Professional/technical fees	90,828	154,246
Travel and accommodation	1,755	35,931
Supplies and miscellaneous	-	78,709
Environmental and permit	767	35,391
Value-added tax (Note 4)	14,033	53,883
Refund - Value-added tax	(24,632)	(302,786)
Impairment of deferred exploration cost	(82,751)	(55,374)
Total deferred exploration costs during the year	-	-
Closing balance	-	-
Total exploration and evaluation assets	1	1

During the year ended December 31, 2025, the Company recorded an impairment of acquisition cost of $Nil (2024 - $Nil; 2023 - $11,308,720) and deferred exploration costs of $82,751 (2024 - $55,374; 2023 - $52,514,758) with respect to Tuligtic property due to the Mexican government’s action to revoke the Company’s mineral concession title and to prevent any further exploration and development plans on the Tuligtic property.

Title to exploration and evaluation assets involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral claims.

The following is a description of the Company’s most significant property interests:

(a)	Tuligtic

The Tuligtic property consisted of two mineral concessions which the Company applied for in 2002 and 2008. The mineral concessions were granted in 2003 and 2009, respectively (“the “Concessions”). The Company held a 100% interest in the Concessions subject to a 2.0% NSR royalty held by Almadex Minerals Ltd (‘’Almadex”). The Concessions covered approximately 14,000 Ha, including certain endowed lands of the Ejido Tecoltemi, which comprise approximately 330 Ha. The Concessions were located in Puebla State, Mexico and underpinned the discovery made by the Company in 2010, referred to as “Ixtaca”.

In 2015, the Ejido Tecoltemi initiated a lawsuit against the Mexican government (President, Congress, Ministry of Economy, Directorate of Mines, Mining Registry Office) asserting that the Mexican mining law is unconstitutional because it fails to include provisions requiring consultation of indigenous communities before granting mineral titles. This lawsuit ultimately came before Mexico’s Supreme Court (“SCJN”), and in early 2022, the SCJN ruled that the Mexican mineral title law is constitutional, but that the Ministry of Economy (“Economia”) should have provided for a consultation procedure with relevant indigenous communities prior to issuing the Concessions to the Company. The SCJN ordered Economia to declare the Concessions insubsistentes, or “ineffective” and to conduct indigenous consultation prior to re-instating them.

In July, 2022 the Company announced that Economia notified Almaden that the Concessions were “ineffective”. The Company understood that the mineral rights at Tuligtic were preserved for the Company, but that Almaden was not allowed to engage in exploration, until such time as Economia completed its court-ordered process to properly issue the Concessions after conducting indigenous consultation in the area covered by the mineral title applications.

However, on February 22, 2023, Economia made a submission to Mexican courts seeking to deny the two mineral title applications which were first made by Almaden in 2002 and 2008 (the “Submission”). The Submission claimed that the applications contain technical faults, despite Economia’s previous statements to the contrary and its acceptance of the mineral title applications and grant of the Concessions in 2003 and 2009.

During the year ended December 31, 2024, the Company submitted a claim for arbitration under the Comprehensive and Progressive Agreement for Trans-Pacific Partnership (“CPTPP”) (Note 18). Almaden alleges that Mexico has breached its obligations under the CPTPP through actions which blocked the development of the Ixtaca project and ultimately retroactively terminated the Company’s mineral concessions, causing the loss of the Company’s investments in Mexico.

(b)	Other

Expenditures incurred by the Company in Mexico are subject to Mexican Value added tax (“VAT”). The VAT is included in exploration and evaluation assets as incurred. Under Mexican law, VAT paid can be used in the future to offset amounts resulting from VAT charged on sales. Under certain circumstances and subject to approval from tax authorities, A Company can also apply for an early refund of VAT prior to generating sales. During 2025, the Company received a VAT recovery of $24,632 (2024 - $302,786; 2023 - $561,086) and other income of $7,159 (2024 - $83,660; 2023 - $173,876) related to a VAT refund from prior years which is recorded in interest and other income.